Reverse takeover, Summary (Details)			12 Months Ended
	Nov. 06, 2024 $ / shares shares	Oct. 29, 2024 $ / shares shares	Jul. 31, 2025 $ / shares	Nov. 06, 2024 USD ($) $ / shares shares	Oct. 08, 2024 $ / shares	Jul. 31, 2024 shares	Sep. 22, 2023 $ / shares	Aug. 22, 2023 $ / shares	Aug. 04, 2023 $ / shares
Reverse Takeover of Business [Abstract]
Consolidation ratio				0.09692
Warrants outstanding (in shares)				22,699,987		132,811
Exercise price of warrant (in dollars per share) | $ / shares	$ 1.52	$ 13.08			$ 67.3		$ 13.08	$ 13.08	$ 13.08
Common Stock [Member] | Sponsor [Member]
Reverse Takeover of Business [Abstract]
Holding period for transfer, assignment or sale of founder shares			360 days
Threshold trading days			20 days
Threshold consecutive trading days			30 days
Common Stock [Member] | Sponsor [Member] | Minimum [Member]
Reverse Takeover of Business [Abstract]
Share price (in dollars per share) | $ / shares			$ 120
Devv Holdings [Member]
Reverse Takeover of Business [Abstract]
Consolidation ratio		0.9692		0.09692
Stock conversion ratio		0.152934
Number of shares retained on reverse takeover (in shares)	515,920
Fair value per share (in dollars per share) | (per share)	$ 8.5			$ 6.1
Warrants outstanding (in shares)				22,699,987
Exercise price of warrant (in dollars per share) | $ / shares				$ 1.52
Warrants expiry date				Nov. 06, 2029
Fair value of warrants | $				$ 7,196,286
Share price (in dollars per share) | $ / shares				$ 0.61
Expected dividend yield	0.00%
Expected-volatility	87.00%
Risk-free interest rate	3.12%
Expected remaining life			5 years
Percentage of owned shares				70.00%
Devv Holdings [Member] | SVS [Member]
Reverse Takeover of Business [Abstract]
Number of shares issued upon conversion of multiple voting shares (in shares)		10
Number of shares issued (in shares)	465,747
Devv Holdings [Member] | MVS [Member]
Reverse Takeover of Business [Abstract]
Number of shares issued (in shares)	711,140